Convertible Notes Payable - Schedule of Convertible Debt (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Schedule of Convertible Debt [Abstract]
Beginning balance
Addition	2,583	18,064
Interest expenses	55	385
Ending balance	$ 2,638	¥ 18,449